Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes [Abstract]
Schedule of Deferred tax assets and liabilities
Recognized in earnings As at December 31
2024 2023 2024 2023
Assets
Property, plant and equipment $ (41,454) $ 67,736 $ 475,008 $ 515,872
Provision for reclamation (11,237) (4,157) 188,422 199,659
Inventories (4,979) 3,292 6,561 11,540
Foreign exploration and development (398) (51) 2,191 2,589
Income tax losses (gains) (8,108) (141,907) 85,668 93,776
Defined benefit plan actuarial losses - - 5,233 4,279
Long-term investments and other 14,880 (17,704) 80,048 65,145
Deferred tax assets (51,296) (92,791) 843,131 892,860
Liabilities
Property, plant and equipment - - - -
Inventories - - - -
Deferred tax liabilities - - - -
Net deferred tax asset (liability) $ (51,296) $ (92,791) $ 843,131 $ 892,860
Deferred tax allocated as 2024 2023
Deferred tax assets $ 843,131 $ 892,860
Deferred tax liabilities - -
Net deferred tax asset

$ 843,131 $ 892,860
2024 2023
Deferred tax asset at beginning of year $ 892,860 $ 984,071
Expense for the year in net earnings (51,296) (92,791)
Recovery for the year in other comprehensive income 969 1,581
Effect of movements in exchange rates 598 (1)
End of year $ 843,131 $ 892,860
2024 2023
Income tax losses $ 379,695 $ 357,148
Property, plant and equipment 2,496 2,299
Provision for reclamation 81,984 68,038
Long-term investments and other 162,278 127,420
Total $ 626,453 $ 554,905

Schedule of Tax rate reconciliation
2024 2023
Earnings before income taxes $ 256,716 $ 487,153
Combined federal and provincial tax rate 26.9% 26.9%
Computed income tax expense 69,057 131,044
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries (4,482) 2,990
Change in unrecognized deferred tax assets 75,923 16,759
Non-taxable portion of capital loss 6,775 -
Loss (Income) in equity-accounted investees (60,343) (41,519)
Change in uncertain tax positions - (9,331)
Other taxes 15,453 11,709
Foreign exchange permanent differences (14,939) 12,044
Other permanent differences (2,570) 2,641
Income tax expense $ 84,874 $ 126,337

Schedule of Earnings and income taxes by jurisdiction
2024 2023
Earnings (loss) before income taxes
Canada $ 401,080 $ 562,139
Foreign (144,364) (74,986)
$ 256,716 $ 487,153
Current income taxes
Canada $ 24,149 $ 26,230
Foreign 9,429 7,316
$ 33,578 $ 33,546
Deferred income taxes (recovery)
Canada $ 39,115 $ 104,885
Foreign 12,181 (12,094)
$ 51,296 $ 92,791
Income tax expense $ 84,874 $ 126,337

Schedule of Income tax losses
Date of expiry Canada US
Other

Total
2026 $ - $ - $ 15,543 $ 15,543
2027 - - 295 295
2028 - - 120 120
2029 47 - 13,393 13,440
2030 - - 2,145 2,145
2031 - 23,100 42,681 65,781
2032 272 24,879 - 25,151
2033 - 38,240 - 38,240
2034 - 17,748 4,476 22,224
2035 - 8,089 7,425 15,514
2036 - 49,475 5,849 55,324
2037 27 37,059 3,064 40,150
2038 - - 328 328
2039 66 - 143 209
2040 37 - 372 409
2041 77 - 166 243
2042 49 - - 49
2043 71 - - 71
2044 56 - - 56
No expiry - 511,655 1,020,759 1,532,414
$ 702 $ 710,245 $ 1,116,759 $ 1,827,706